Segment information (Details 1)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2013 Primary and Secondary Schools [Member] USD ($)	Jun. 30, 2013 Primary and Secondary Schools [Member] CNY	Jun. 30, 2012 Primary and Secondary Schools [Member] CNY	Jun. 30, 2011 Primary and Secondary Schools [Member] CNY	Jun. 30, 2013 Kindergartens [Member] USD ($)	Jun. 30, 2013 Kindergartens [Member] CNY	Jun. 30, 2012 Kindergartens [Member] CNY	Jun. 30, 2011 Kindergartens [Member] CNY	Jun. 30, 2013 Supplemental English Training [Member] USD ($)	Jun. 30, 2013 Supplemental English Training [Member] CNY	Jun. 30, 2012 Supplemental English Training [Member] CNY	Jun. 30, 2011 Supplemental English Training [Member] CNY	Jun. 30, 2013 Software USD ($)	Jun. 30, 2013 Software CNY	Jun. 30, 2012 Software CNY	Jun. 30, 2011 Software CNY	Jun. 30, 2013 Electronic Learning Devices [Member] USD ($)	Jun. 30, 2013 Electronic Learning Devices [Member] CNY	Jun. 30, 2012 Electronic Learning Devices [Member] CNY	Jun. 30, 2011 Electronic Learning Devices [Member] CNY
Discontinued operation
Net revenue	$ 0	0	0	211,532,854													$ 0	0	0	6,820,572	$ 0	0	0	204,712,282
Continuing operations
Net revenue - Continuing operation	34,503,882	211,764,124	163,022,321	93,474,859	9,864,542	60,542,631	44,960,601	34,382,216	18,767,172	115,181,647	82,139,664	25,957,961	5,872,168	36,039,846	35,922,056	33,134,682
Revenues - Total	$ 34,503,882	211,764,124	163,022,321	305,007,713